Cash flow statement - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net profit	kr 100,988	kr 83,683	kr 55,525
Adjustment of non-cash items:
Income taxes in the income statement	26,203	20,991	13,537
Depreciation, amortisation and impairment losses	19,107	9,413	7,362
Other non-cash items	15,029	33,517	22,509
Changes in working capital	(11,995)	(13,380)	(5,535)
Interest received	1,884	1,072	276
Interest paid	(612)	(491)	(272)
Income taxes paid	(29,636)	(25,897)	(14,515)
Net cash flows from operating activities	120,968	108,908	78,887
Purchase of intangible assets	(4,145)	(13,090)	(2,607)
Purchase of property, plant and equipment	(47,164)	(25,806)	(12,146)
Cash used for acquisition of businesses	(82,163)	0	(7,075)
Proceeds from other financial assets	0	33	0
Purchase of other financial assets	(786)	(271)	(169)
Purchase of marketable securities	(19,028)	(13,018)	(9,566)
Sale of marketable securities	24,391	8,260	6,645
Net cash flows from investing activities	(128,895)	(43,892)	(24,918)
Purchase of treasury shares	(20,181)	(29,924)	(24,086)
Dividends paid	(44,140)	(31,767)	(25,303)
Proceeds from borrowings	79,391	0	11,215
Repayment of borrowings	(6,335)	(1,467)	(13,623)
Net cash flows from financing activities	8,735	(63,158)	(51,797)
Net cash generated from activities	808	1,858	2,172
Cash and cash equivalents at the beginning of the year	14,392	12,653	10,719
Exchange gains/(losses) on cash and cash equivalents	455	(119)	(238)
Cash and cash equivalents at the end of the year	kr 15,655	kr 14,392	kr 12,653